Consolidated Statements of Comprehensive (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive (loss)
Net (loss)	$ (45.6)	$ (16.7)	$ (136.3)
Other comprehensive (loss) income
Change in foreign currency translation, net of tax	(35.1)	(61.9)	71.7
Total other comprehensive (loss) income	(35.1)	(61.9)	71.7
Comprehensive (loss)	(80.7)	(78.6)	(64.6)
Net (income) attributable to non-controlling interests	(1.7)	(1.4)	(13.7)
Comprehensive (loss) attributable to Sirius Group	$ (82.4)	$ (80.0)	$ (78.3)